Contingencies, commitments and restrictions on the distribution of profits (Detail Textuals 2) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2001	Feb. 28, 1998	Dec. 31, 2017 USD ($) kilograms $ / Fees	Dec. 31, 2017 ARS ($) shares	Dec. 31, 2016 shares	Dec. 31, 2006 $ / shares shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares				1,500,000,000
ARGENTINA | AA2000
Schedule Of Commitment [Line Items]
Minimum amount for civil liability insurance policy provision				$ 300
Clivil liability insurance premium paid			$ 500,000
Number of preferred shares convertible into common shares | shares						496,161,413
Nominal value of each convertible preferred share | $ / shares						$ 1
Percentage per year of total amount of initial preferred shares issued for maximum amount of conversion						12.50%
Percentage of nominal value of preferred shares as accrued annual dividend						2.00%
Initial term of concession agreement	20 years	30 years
Concesssion agreement extension period		10 years	10 years
ARGENTINA | AA2000 | Preference shares
Schedule Of Commitment [Line Items]
Number of shares outstanding | shares				616,914,353	604,817,993
ARGENTINA | NQN
Schedule Of Commitment [Line Items]
Concesssion agreement extension period			5 years
URUGUAY | Puerta del Sur
Schedule Of Commitment [Line Items]
Initial term of concession agreement			20 years
Concesssion agreement extension period			10 years
Annual fee required to pay government higher of stated amount as per first condition			$ 4,401
Annual fee required to pay government, number of work units required, as per second condition | kilograms			100
Annual fee required to pay government, per unit value required, as per second condition | $ / Fees			0.00405
Guarantee securing completion of construction work of new terminal			$ 2,300
Performance guarantee			$ 6,000
Period for performance guarantee returned after expiration of concession agreement			6 months
Minimum coverage amount			$ 250,000